Note 5 - Derivative Financial Instruments	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]

NOTE 5. Derivative Financial Instruments

The Company primarily utilizes commodity swap contracts to (i) reduce the effect of price volatility on the commodities the Company produces and sells, and (ii) support the Company’s capital budgeting and expenditure plans and (iii) support the payment of contractual obligations.

The following table summarizes the effect of derivatives on the Company’s condensed consolidated statements of operations:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	Successor	Predecessor	Successor	Predecessor
Noncash derivative gain (loss), net	$(12,558)	$-	$(12,558)	$-
Cash payments on settled derivative instruments, net	(1,038)	-	(1,038)	-
Derivative gain (loss), net	$(13,596)	$-	$(13,596)	$-

Crude oil production derivatives. The Company sells its oil production at the lease and the sales contracts governing such oil production are tied directly to, or are correlated with, NYMEX WTI oil prices. As such, the Company uses NYMEX WTI derivative contracts to manage future oil price volatility.

The Company’s outstanding crude oil derivative contracts as of June 30, 2021 and the weighted average oil prices per barrel for those contracts are as follows:

	2021			2022
	Third Quarter	Fourth Quarter	Total	First Quarter	Second Quarter	Total
Oil Price Swaps
Volume (Bbls)	460,000	460,000	920,000	450,000	302,500	752,500
Price per Bbl	$61.91	$61.91	$61.91	$61.91	$62.16	$61.95

The Company uses credit and other financial criteria to evaluate the credit standings of, and to select, counterparties to its derivative financial instruments. Although the Company does not obtain collateral or otherwise secure the fair value of its derivative financial instruments, associated credit risk is mitigated by the Company’s credit risk policies and procedures.

Net derivative liabilities associated with the Company’s open commodity derivatives are all with Fifth Third Bank, National Association (“Fifth Third”) as of June 30, 2021.